Selected Account Information	3 Months Ended
Mar. 31, 2022
Quarterly Financial Information Disclosure [Abstract]
SELECTED ACCOUNT INFORMATION

NOTE 7 — SELECTED ACCOUNT INFORMATION

Receivables at March 31, 2022 and December 31, 2021 consisted of the following:

	March 31, 2022	December 31, 2021
Trade accounts receivable	$3,235,644	$2,691,702
Vendor rebates receivable	12,194	126,118
Credit card payments in process of settlement	—	116,187
Retainage	1,029,976	803,989
Total receivables	4,277,814	3,737,996
Allowance for doubtful accounts	(359,000)	(359,000)
Accounts receivable, net	$3,918,814	$3,378,996

Inventories at March 31, 2022 and December 31, 2021 consisted of the following:

	March 31, 2022	December 31, 2021
Appliances	$2,554,539	$2,206,336
Automotive	1,824,260	2,064,834
Construction	1,814,543	1,543,980
Total inventories	6,193,342	5,815,150
Less reserve for obsolescence	(387,848)	(387,848)
Total inventories, net	$5,805,494	$5,427,302

Inventory balances are composed of finished goods. Raw materials and work in process inventory are immaterial to the condensed consolidated financial statements.

Accounts payable and accrued expenses at March 31, 2022 and December 31, 2021 consisted of the following:

	March 31, 2022	December 31, 2021
Trade accounts payable	$3,810,165	$3,117,825
Credit cards payable	80,536	52,300
Accrued payroll liabilities	397,717	263,590
Accrued interest	853,402	711,258
Accrued dividends	384,977	242,160
Other accrued liabilities	384,779	431,539
Total accounts payable and accrued expenses	$5,911,576	$4,818,672